S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Jan. 22, 2026
Spring Valley Acquisition IV Sponsor, LLC [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Spring Valley Acquisition IV Sponsor, LLC
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Sponsor
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	98.40%
Christopher Sorrells [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Christopher Sorrells
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Chairman and Chief Executive Officer
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	98.40%
All Directors And Officers [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	All directors and officers as a group
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	6 individuals
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	100.00%